DISCONTINUED OPERATIONS (Narrative) (Details) - USD ($)		1 Months Ended		2 Months Ended	12 Months Ended
	Dec. 10, 2024	Mar. 28, 2025	Apr. 30, 2023	Mar. 31, 2024	Mar. 31, 2025	Jan. 31, 2024
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from termination of sales-type lease and disposal of licenses				$ 0	$ 0	$ 400,000
Gain on termination of sales-type lease				0	0	503,544
Present value of note				0	802,766	0
Sales-type lease and disposal of licenses [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Deposit liability						100,000
Carrying value of licenses transferred						32,250
Proceeds from termination of sales-type lease and disposal of licenses						400,000
Lease-to-own payments						100,000
Gain on termination of sales-type lease						467,750
Carrying value of licenses sold						39,206
Deposit liability derecognized						75,000
Gain on disposal of licenses						$ 35,794
Oregon reporting unit [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Settlement payment on termination of operating lease agreements			$ 151,350
Carrying value of security deposits written off			43,796
Loss on lease termination			$ 13,419
Interest rate		4.00%				4.50%
Interest expense on long-term debt				2,968	12,933	$ 18,526
Repayments of long-term debt	$ 371,089			$ 7,591	$ 45,551	$ 45,551
Total consideration		$ 1,255,485
Carrying value of building		1,139,517
Debt instrument, face amount		$ 850,000
Debt instrument, term		18 months
Present value of note		$ 802,766
Market discount rate		8.00%
Gain on sale of building		$ 63,250